Derivative financial instruments for hedging purposes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	$ (393)	$ 3,479	$ 11,461
Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(20,068)	(3,994)	12,311
Gain (loss) on hedged item	6,372	(11,559)	(24,380)
Net gain (loss)	(13,696)	(15,553)	(12,069)
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(361)	(39)
Gain (loss) on hedged item	3,112	350
Net gain (loss)	2,751	311
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	3,737	3,192	1,564
Gain (loss) on hedged item	(16,204)	(16,204)	(12,022)
Net gain (loss)	(12,467)	(13,012)	(10,458)
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income Available For Sale [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(1,800)	(3,088)	(2,982)
Gain (loss) on hedged item	2,345	4,649	4,776
Net gain (loss)	545	1,561	1,794
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(994)	(3,622)	59
Gain (loss) on hedged item	1,021	3,942	0
Net gain (loss)	27	320	59
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(853)	(795)	(239)
Gain (loss) on hedged item	1,695	1,548	522
Net gain (loss)	842	753	283
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	4,538	6,905	8,024
Gain (loss) on hedged item	(10,031)	(12,452)	(11,187)
Net gain (loss)	(5,493)	(5,547)	(3,163)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	0	(430)	5,873
Gain (loss) on hedged item	0	458	(6,469)
Net gain (loss)	0	28	(596)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Derivative Financial Instruments and Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(24,335)	(6,117)	12
Gain (loss) on hedged item	24,434	6,150	0
Net gain (loss)	$ 99	$ 33	$ 12